Inventories	6 Months Ended
Jun. 30, 2026
Inventories [Abstract]
INVENTORIES

NOTE 4 - INVENTORIES

Inventories consisted of the following:

	As of June 30,	As of December 31,
	2026	2025
	(Unaudited)
Raw material	$155,060	$96,982
Work in process	204,005	199,127
Goods in transit	1,540,427	1,424,186
Inventories provision	(249,664)	(161,476)
Total inventories	$1,649,828	$1,558,819

The movements of provision for inventory were as follows:

	For the Six Months Ended June 30,
	2026	2025
	(Unaudited)	(Unaudited)
Balance at the beginning of the period	$(161,476)	$(72,787)
Provision during the six months period	(82,031)	-
Foreign exchange difference	(6,157)	(303)
Balance at the end of the period	$(249,664)	$(73,090)

The goods in transit to customers are still included in the inventory until the customer inspected and confirmed acceptance. Once obtaining the customer’s acceptance notice, the balance of goods in transit will be recognized in cost of revenues.